Taxes - Reconciliation of Deferred Tax Asset and Liability (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	$ 484,497	$ 196,543
Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	264,272	336,309
Non-capital losses [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	420,060	454,339
Non-capital losses [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	(34,372)	(48,007)
Derivative contracts [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	33,064	2,712
Capital assets [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	443	(296,793)
Capital assets [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	112,818	262,669
Stock based compensation | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	12,218
Asset retirement obligations [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	7,581	36,170
Asset retirement obligations [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	184,144	123,257
Unrealized foreign exchange [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	(3,635)	(3,034)
Other deferred tax liabilities [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	1,682	(1,610)
Other deferred tax assets [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	$ 14,766	$ 3,149